FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Derivative financial instruments for debt protection (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2023
Disclosure of detailed information about financial instruments
Liability	R$ 657,514
Net financial result	(908,381)
Derivative financial instruments for debt protection
Disclosure of detailed information about financial instruments
Notional amount		R$ 6,325,200
Liability	657,514
Swap - US$vs CDI - Maturity 02/04/2025
Disclosure of detailed information about financial instruments
Liability	220,165
Net financial result	(275,755)
Swap - US$vs CDI - Maturity 02/04/2030
Disclosure of detailed information about financial instruments
Liability	425,137
Net financial result	(512,050)
Swap - US$ vs CDI
Disclosure of detailed information about financial instruments
Liability	12,212
Swap - US$vs CDI - Maturity 08/29/2025
Disclosure of detailed information about financial instruments
Net financial result	(15,503)
Swap - US$vs CDI - Maturity 06/20/2029
Disclosure of detailed information about financial instruments
Net financial result	(6,373)
Bonds - Maturity 02/04/2025
Disclosure of detailed information about financial instruments
Net financial result	49,395
Bonds - Maturity 02/04/2030
Disclosure of detailed information about financial instruments
Net financial result	(129,796)
Credit agreement
Disclosure of detailed information about financial instruments
Net financial result	(8,610)
KFW - Maturity 06/20/2029
Disclosure of detailed information about financial instruments
Net financial result	R$ (9,689)